Shareholders’ Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Shareholders’ Equity

Note 10 – Stockholders’ Equity (Deficit) * Retrospectively restated for the effect of 30-for-1 reverse stock split. (Note 15)

On July 6, 2022, the Company’s shareholders approved the Board of Directors’ proposal to increase the number of authorized shares of the Company’s common stock to 60,000,000 shares from 30,000,000 shares.

On August 16, 2022, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with institutional accredited investors (the “Purchasers”) pursuant to which the Company offered for sale to the Purchasers an aggregate of 172,149 shares (the “Shares”) of its common stock at a purchase price of $22.80, in a registered direct offering (the “Registered Direct Offering”). In a concurrent private placement, the Company also agreed to issue to the investors Series 1 warrants to purchase 172,149 shares of common stock that will become exercisable on the date that is six months following the date of issuance of the shares of common stock in the Registered Direct Offering (the “Exercise Date”) and expire on the five year anniversary of the Exercise Date, at an exercise price of $28.50 per share, and Series 2 warrants to purchase 172,149 shares of common stock that will become exercisable on the Exercise Date and expire on the one year anniversary of the Exercise Date, at an exercise price of $28.50 per share. The Shares were offered by the Company pursuant to its shelf registration statement on Form S-3 originally filed with the SEC on March 27, 2020 (as amended, the “Registration Statement”), which was declared effective on April 3, 2020. The Company received gross proceeds of both transactions of $3.9 million. The Company used the net proceeds from this offering for working capital and other general corporate purposes, including financing the costs of implementing the Company’s strategic alternative activities.

2018 Incentive Compensation Plan

The Company’s board of directors and holders of a majority of outstanding shares approved and adopted the Company’s 2018 Incentive Compensation Plan (“2018 Plan”) in May 2018, reserving the issuance of up to 33,333 shares of common stock (subject to certain adjustments) upon exercise of stock options and grants of other equity awards. The 2018 Plan provides for the grant of incentive stock options (“ISOs”), nonstatutory stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, performance-based stock awards, other forms of equity compensation and performance cash awards. ISOs may be granted only to employees. All other awards may be granted to employees, including officers, and to the Company’s non-employee directors and consultants, and affiliates. The 2018 Plan was amended July 6, 2022 to increase the 33,333 shares of common stock to 66,667 shares of common stock.

IMAC HOLDINGS, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2023

(Unaudited)

Stock Options

As of June 30, 2023, the Company had issued stock options to purchase 4,368 shares of its common stock as non-qualified stock options to various employees of the Company. Most options vest over a period of four years, with 25% vesting after one year and the remaining 75% vesting in equal monthly installments over the following 36 months and are exercisable for a period of ten years. One award granted in 2021 vests over a period of one year and is exercisable for a period of ten years. Stock based compensation for stock options is estimated at the grant date based on the fair value calculated using the Black-Scholes method. The per-share fair values of these options is calculated based on the Black-Scholes-Merton pricing model.

Restricted Stock Units

On February 21, 2022, the Company granted 3,333 RSUs to an executive that vested immediately.

On October 15, 2022, the Company granted an aggregate of 10,000 RSUs to Board members with these RSUs vesting immediately.

On May 19, 2023, the Company granted an aggregate of 8,767 RSUs to Board members with these RSU’s vesting immediately.

Note 11 – Shareholders’ Equity * Retrospectively restated for the effect of 30-for-1 reverse stock split. (Note 15)

On October 5, 2020, the Company launched an at-the-market offering of up to $5,000,000 worth of shares of the Company’s common stock pursuant to an At-The-Market Issuance Sales Agreement, dated October 5, 2020, by and between the Company and Ascendiant Capital Markets, LLC. Since the launch and as of December 31, 2022, pursuant to the Agreement, the Company had sold 83,918 shares of common stock through Ascendiant Capital Markets for aggregate proceeds to the Company of $3.8 million. The Company sold 32,526 shares during 2022 for an aggregate amount of $0.9 million and 127 shares during 2021 for an aggregate amount of $0.008 million.

During March 2021, the Company completed a public offering by issuing 354,167 shares of common stock for gross proceeds of $17.0 million and incurring $1.2 million in expenses related to public offering. The Company used approximately $1.8 million for the repayment of certain indebtedness and is using the remaining proceeds for the repayment of certain other indebtedness, to finance the costs of developing and acquiring additional outpatient medical clinics and healthcare centers as part of the Company’s growth and expansion strategy and for working capital.

On April 7, 2021 the Company closed on the sale of an additional 39,792 shares of common stock at the recent public offering price of $48.00 per share, pursuant to the 15% over-allotment option exercised in full by the underwriters in connection with its public offering that closed March 2021. The Company received gross proceeds of $1.91 million and incurred approximately $115,000 in additional expenses.

On October 1, 2021, the Company completed a stock purchase agreement and issued 27,027 shares of its common stock as consideration. This transaction was part of the $1,200,000 in stock consideration for the Louisiana acquisition.

On July 6, 2022, the Company’s shareholders approved the Board of Directors’ proposal to increase the number of authorized shares of the Company’s common stock to 60,000,000 shares from 30,000,000 shares.

On August 16, 2022, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with institutional accredited investors (the “Purchasers”) pursuant to which the Company offered for sale to the Purchasers an aggregate of 172,149 shares (the “Shares”) of its common stock at a purchase price of $22.80, in a registered direct offering (the “Registered Direct Offering”). In a concurrent private placement, the Company also agreed to issue to the investors Series 1 warrants to purchase 172,149 shares of common stock that will become exercisable on the date that is six months following the date of issuance of the shares of common stock in the Registered Direct Offering (the “Exercise Date”) and expire on the five year anniversary of the Exercise Date, at an exercise price of $28.50 per share, and Series 2 warrants to purchase 172,149 shares of common stock that will become exercisable on the Exercise Date and expire on the one year anniversary of the Exercise Date, at an exercise price of $28.50 per share. The Shares were offered by the Company pursuant to its shelf registration statement on Form S-3 originally filed with the SEC on March 27, 2020 (as amended, the “Registration Statement”), which was declared effective on April 3, 2020. The Company received gross proceeds of both transactions of $3.9 million. The Company used the net proceeds from this offering for working capital and other general corporate purposes, including financing the costs of implementing the Company’s strategic alternative activities.

2018 Incentive Compensation Plan

The Company’s board of directors and holders of a majority of outstanding shares approved and adopted the Company’s 2018 Incentive Compensation Plan (“2018 Plan”) in May 2018, reserving the issuance of up to 33,333 shares of common stock (subject to certain adjustments) upon exercise of stock options and grants of other equity awards. The 2018 Plan provides for the grant of incentive stock options (“ISOs”), nonstatutory stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, performance-based stock awards, other forms of equity compensation and performance cash awards. ISOs may be granted only to employees. All other awards may be granted to employees, including officers, and to the Company’s non-employee directors and consultants, and affiliates.

Stock Options

As of December 31, 2022, the Company had issued non-qualified stock options to purchase 9,152 shares of its common stock to various employees of the Company. Most options vest over a period of four years, with 25% vesting after one year and the remaining 75% vesting in equal monthly installments over the following 36 months and are exercisable for a period of ten years. One award granted in 2021 vests over a period of one year and is exercisable for a period of ten years. Stock based compensation for stock options is estimated at the grant date based on the fair value calculated using the Black-Scholes method. The per-share fair values of these options is calculated based on the Black-Scholes-Merton pricing model.

IMAC HOLDINGS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2022 and 2021

The information below summarizes the stock options:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2020	12,006	$102.9	100.50
Granted	1,633	48.00	102.00
Exercised	-	-	-
Cancelled	(1,404)	117.60	43.20
Outstanding at December 31, 2021	12,235	$96.90	107.40
Granted	-	-	-
Exercised	-	-	-
Cancelled	(1,020)	97.80	49.50
Outstanding at December 31, 2022	11,215	$96.90	112.50

Restricted Stock Units

On May 21, 2019, the Company granted an aggregate of 9,250 Restricted Stock Units (“RSUs”) to certain employees, executives and Board members, the terms of which vest over various periods between the date of grant and May 21, 2023. On August 13, 2019, 1,000 shares of common stock were issued pursuant to granted RSUs which had vested as of such date.

On October 20, 2020, the Company granted an aggregate of 10,000 RSUs to Board members with these RSUs vesting in eight equal quarterly installments commencing on February 1, 2021, provided the Board members remain directors of the Company. Effective October 2021, the vesting schedule was amended to a one-year vesting period. As of March 31, 2022, all these granted RSUs had vested and were issued to the Board members.

On January 30, 2021, the Company granted an aggregate of 567 RSUs to non-executive staff and contractors with these RSUs vesting after one year. As of March 31, 2022, all these granted RSUs had vested and were issued.

On October 27, 2021 the Company granted 333 shares to a consultant that vested immediately.

On February 21, 2022, the Company granted 3,333 RSUs to an executive that vested immediately.

On September 22, 2022, the Company granted an aggregate of 10,000 RSUs to Board members with immediate vesting. The Company granted an aggregate of 17,067 Restricted Stock Units (“RSUs”) to certain employees and executives with a one-year vesting period.

	Number of Shares	Weighted Average Grant Date Fair Value

Outstanding at December 31, 2020	14,688	$54.90
Granted	900	46.80
Vested	(6,896)	46.80
Cancelled	-	-
Outstanding at December 31, 2021	8,692	$60.60
Granted	30,400	15.30
Vested	(14,896)	28.8
Cancelled	(167)	13.20
Outstanding at December 31, 2022	24,029	$23.40

IMAC HOLDINGS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2022 and 2021